Consolidated statements of stockholders equity (deficit) and comprehensive income (loss) (USD $) In Thousands, except Share data	Total	Common Stock	Additional paid-in capital	Retained earnings (accumulated deficit)	Accumulated other comprehensive income
Balance at Dec. 31, 2008	$ 204,400	$ 9	$ 100,918	$ 21,340	$ 82,133
Balance, shares at Dec. 31, 2008		877,000
Net income	(144,318)			(144,318)
Unrealized loss on hedges, net of taxes	(51,683)				(51,683)
Reclassification adjustment for hedge gains included in net loss, net of taxes	(12,832)				(12,832)
Total comprehensive income (loss)	(208,833)
Balance at Dec. 31, 2009	(4,433)	9	100,918	(122,978)	17,618
Balance, shares at Dec. 31, 2009		877,000
Common stock issuance for cash (in shares)		475,043
Common stock issuance for cash	313,231	5	313,226
Restricted stock issuances		51,346
Stock-based compensation	3,690		3,690
Net income	33,713			33,713
Unrealized loss on hedges, net of taxes	(648)				(648)
Reclassification adjustment for hedge gains included in net loss, net of taxes	18,004				18,004
Total comprehensive income (loss)	51,069
Balance at Dec. 31, 2010	363,557	14	417,834	(89,265)	34,974
Balance, shares at Dec. 31, 2010		1,403,389
Restricted stock issuances		17,642
Restricted stock forfeitures		(2,295)
Restricted stock repurchased		(528)
Stock-based compensation	4,137		4,137
Modification of Time Vesting awards to liability plan	(2,640)		(2,640)
Time Vesting awards settled in restricted stock	39		39
Net income	42,048			42,048
Reclassification adjustment for hedge gains included in net loss, net of taxes	16,872				16,872
Total comprehensive income (loss)	58,920
Balance at Dec. 31, 2011	$ 424,013	$ 14	$ 419,370	$ (47,217)	$ 51,846
Balance, shares at Dec. 31, 2011		1,418,208